Operating segments - Summary of depreciation and amortisation within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	$ 4,279	$ 4,384	$ 4,015
Other Operations
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	199	177	26
Product group
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	4,773	4,960	4,622
Other items
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	82	77	43
Depreciation and amortisation of equity accounted units
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	(576)	(653)	(650)
Operating segments | Reportable segments
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	4,574	4,783	4,596
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,838	1,723	1,702
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,191	1,312	1,122
Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	1,153	1,320	1,317
Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Depreciation and amortisation expense proportionately consolidated	$ 392	$ 428	$ 455